Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Income Loss Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Net interest cost	$ 11.6	$ 17.0	$ 17.3
Post-employment benefit expense in profit or loss, defined benefit plans	12.0	12.8	12.9
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Current service cost	4.0	3.2	4.0
Net interest cost	8.0	9.6	8.9
Post-employment benefit expense in profit or loss, defined benefit plans	12.0	12.8	12.9
Other Post Employment Benefits [Member] | Administrative and Selling Expense [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	0.4	0.4	0.4
Other Post Employment Benefits [Member] | Interest on Pension Liability [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	8.0	9.6	8.9
Other Post Employment Benefits [Member] | Cost of sales [member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 3.6	$ 2.8	$ 3.6